Long-Term Debt - Summary of Long-Term Debt (Details 2) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Revolving line of credit with lenders, interest at base rate plus margin, as defined (4.16% and 4.17% at December 31, 2104 and 2013, respectively) due quarterly; balance due at maturity on October 2017 [Member]
Debt Instrument [Line Items]
Revolving line of credit interest rate		4.16%	4.17%
Note payable; discounted at 7.3%, annual payments varied; balance due 2029 [Member]
Debt Instrument [Line Items]
Debt interest rate	7.30%	7.30%	7.30%
Note payable; discounted at 8.5%, annual payments of $0.2; balance due February 2018; collateralized by real property [Member]
Debt Instrument [Line Items]
Debt interest rate	8.50%	8.50%	8.50%
Principal payment	$ 0.2	$ 0.2	$ 0.2
Senior notes payable; interest at 8.25% payable in arrears semi-annually commencing April 1, 2013; maturing on October 1, 2020 [Member]
Debt Instrument [Line Items]
Debt interest rate	8.25%	8.25%	8.25%
LIBOR [Member] | Term loans; quarterly payments commencing March 31, 2013 through June 30, 2019 with final payment due October 9, 2019; interest at LIBOR floor of 0.75% plus an applicable margin (3.75% and 4.25%, respectively) [Member]
Debt Instrument [Line Items]
LIBOR floor	0.75%	0.75%	0.75%
LIBOR rate	3.00%	3.75%	4.25%